FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	As of December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$28,853	$-	$28,853
Foreign currency derivative contracts	-	650	-	650

Liabilities:
Earn-out liability	-	-	-	-
Foreign currency derivative contracts	-	(106)	-	(106)

Total financial net assets	$-	$29,397	$-	$29,397
	As of December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$4,293	$-	$4,293
Foreign currency derivative contracts	-	23	-	23

Liabilities:
Earn-out liability	-	-	(656)	(656)
Foreign currency derivative contracts	-	(901)	-	(901)

Total financial net assets	$-	$3,415	$(656)	$2,759

Schedule of Fair Value Measurements Using Significant Unobservable Inputs
Balance at January 1, 2023	$656

Earn Out liability – Keepers	(656)

Balance at December 31, 2023	$-